Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity

32.	Equity

(a)	Equity as of December 31, 2023 and 2024 are as follows:

	2023		2024
Capital stock (*1):
Common stock	~~W~~	2,695,586	2,695,586
Preferred stock		274,055	274,055

		2,969,641	2,969,641

Hybrid bond		4,001,731	4,600,121

Capital surplus:
Share premium		11,352,744	11,352,744
Others		742,224	742,224

		12,094,968	12,094,968

Capital adjustments		(658,664)	(807,114)

Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income		(3,503,542)	(2,314,518)
Equity in other comprehensive loss of associates		(970)	5,701
Foreign currency translation adjustments for foreign operations		(118,517)	296,489
Net loss from cash flow hedges		(35,108)	3,406
Remeasurement of net defined benefit liabilities (assets)		(292,328)	(354,087)
Changes in own credit risk on financial liabilities designated under fair value option		(3,884)	(5,569)
Net finance income on insurance contract assets (liabilities)		2,866,623	532,388
Net finance income on reinsurance contract assets (liabilities)		13,273	11,750

		(1,074,453)	(1,824,440)

Retained earnings (*2), (*3), (*4)		36,387,314	39,020,580
Non-controlling interest (*5)		2,601,328	2,767,277

	~~W~~	56,321,865	58,821,033

(*1)	Due to profit retirement, the capital is different from the total face value of issued stocks.
(*2)
As of December 31, 2023 and 2024, profits reserved by the Group in accordance with Article 53 of the Financial Holding Companies Act amounted to
~~W~~
2,698,360 million and
~~W~~
2,865,461 million, respectively.

(*3)	As of December 31, 2023 and 2024, the regulatory reserve for loan losses the Group appropriated in retained earnings are ~~W~~ 21,078 million and ~~W~~ 20,656 million, respectively.
(*4)	As of December 31, 2024, profit dividends within retained earnings of subsidiaries of the Group restricted in accordance with laws, etc. amounted to  ~~W~~  23,606,325 million.
(*5)	As of December 31, 2023 and 2024, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd. issued are ~~W~~ 2,437,561 million and

~~W~~
2,587,478 million, respectively, and are recognized as
non-controlling
interests. And, for the years ended December 31, 2023 and 2024, the amounts of dividends paid for the hybrid bonds of Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd.
~~W~~
106,715 million and
~~W~~
104,400 million, respectively, are allocated to profit attributed to non-controlling
interest.

(b)	Capital stock

i)	Capital stock of the Group as of December 31, 2023 and 2024 are as follows:

	2023			2024
Number of authorized shares			1,000,000,000		1,000,000,000
Types of stock		Common stocks	Preferred stocks	Common stocks	Preferred stocks
Par value per share in won	~~W~~	5,000	—	5,000	—
Number of issued common stocks		512,759,471	—	503,445,325	—
Capital stock (*)	~~W~~	2,695,586	274,055	2,695,586	274,055

(*)	Due to profit retirement, the capital is different from the total face value of issued stocks.

(ii)	The details of changes in the number of common shares outstanding as of December 31, 2023 and 2024 are as follows:

	2023	2024
Beginning balance	508,778,517	512,753,119
Increase	17,482,000	6,353
Decrease	(13,507,398)	(13,899,708)
Ending balance	512,753,119	498,859,764

(iii)	The details of convertible preferred stock as of December 31, 2023 and 2024 are as follows:

	2023	2024
Beginning balance	17,482,000	—
Decrease (*)	(17,482,000)	—
Ending balance	—	—

(*)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023.

(c)	Hybrid bonds
Hybrid bonds classified as other equity instruments as of December 31, 2023 and 2024 are as follows:

	Issue date	Maturity date	Interest rate (%)	2023		2024
KRW	June 25, 2015	June 25, 2045	4.38	~~W~~	199,455	199,455
	September 15, 2017	Perpetual bond	4.25		89,783	89,783
	April 13, 2018	Perpetual bond	4.56		14,955	14,955
	June 28, 2019	Perpetual bond	3.27		199,476	—
	September 17, 2020	Perpetual bond	3.12		448,699	448,699
	March 16, 2021	Perpetual bond	2.94		429,009	429,009
	March 16, 2021	Perpetual bond	3.30		169,581	169,581
	January 25, 2022	Perpetual bond	3.90		560,438	560,438
	January 25, 2022	Perpetual bond	4.00		37,853	37,853
	August 26, 2022	Perpetual bond	4.93		343,026	343,026
	August 26, 2022	Perpetual bond	5.15		55,803	55,803
	January 30, 2023	Perpetual bond	5.14		398,831	398,831
	July 13, 2023	Perpetual bond	5.40		498,815	498,815
	January 31, 2024	Perpetual bond	4.49		—	398,833
	September 12, 2024	Perpetual bond	4.00		—	399,033

USD	May 12, 2021	Perpetual bond	2.88		556,007	556,007

				~~W~~	4,001,731	4,600,121

(*)	For the year ended December 31, 2024, the deduction for capital related to hybrid bonds issued is ~~W~~ 2,134 million.
The hybrid bonds above can be repaid early after 5 or 10 years from the date of issuance, and the controlling company has an unconditional right to extend the maturity under the same condition or change them to perpetual bonds.

(d)	Capital adjustments

(i)	Changes in capital adjustments for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Beginning balance	~~W~~	(582,859)	(658,664)
Acquisition of treasury stocks		(485,947)	(700,000)
Disposal and retirement of treasury stocks		485,947	450,297
Repayments of hybrid bonds		(102,350)	102,143
Other transactions with owners		26,545	(890)

Ending balance	~~W~~	(658,664)	(807,114)

(ii)	Details of treasury stock acquisition for the years ended December 31, 2023 and 2024 are as follows:

	2023			2024
	The number of share	Carrying amount		The number of share	Carrying amount
Beginning balance	6,352	~~W~~	227	6,352	~~W~~	227
Acquisition	13,507,398		485,947	13,899,708		700,000
Disposal	—		—	(6,353)		(227)
Retirement (*)	(13,507,398)		(485,947)	(9,314,146)		(450,000)

Ending balance	6,352	~~W~~	227	4,585,561	~~W~~	250,000

(*)
For the year ended December 31, 2023, the Group acquired treasury stocks for retirement, and the retirement of 3,676,470 shares, 4,243,281 shares, 2,842,929 shares and 2,744,718 shares was completed on March 28, 2023, June 16, 2023, August 31, 2023 and December 27, 2023, respectively. For the year ended December 31, 2024, the Group acquired treasury stocks for retirement, and the retirement of 3,366,257 shares, 5,947,889 shares was completed on March 22, 2024, November 1, 2024, respectively.

(e)	Accumulated other comprehensive income
Changes in accumulated other comprehensive income for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
	Items that are or may be reclassified to profit or loss									Items that will never be reclassified to profit or loss
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other Comprehensive income of separate account	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance income (expense) on reinsurance contract assets (liabilities)	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk	Total
Beginning balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	—	—	(343,124)	(28)	115,423	(1,816)	(984,936)
Adjustment on initial application of IFRS 17		(137,385)	(141,821)	—	—	347	22,850	333,178	—	—	—	2,544	—	79,713
Beginning balance (restated)		(867,680)	—	7,623	(125,219)	(26,124)	—	333,178	—	(343,124)	(28)	117,967	(1,816)	(905,223)
Change due to fair value		(8,059,410)	—	(16,914)	—	—	—	6,396,337	46,320	—	9	10,880	(5,919)	(1,628,697)
Reclassification:
Change due to impairment or disposal		(37,142)	—	(7,333)	—	—	—	—	—	—	—	—	—	(44,475)
Effect of hedge accounting		—	—	—	—	(190,372)	—	—	—	—	—	—	—	(190,372)
Hedging		63,480	—	—	(25,793)	87,491	—	—	—	—	—	—	—	125,178
Effects from changes in foreign exchange rate		—	—	—	40,679	—	—	—	—	—	—	(823)	—	39,856
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	—	—	348,017	—	—	—	348,017
Deferred income taxes		2,110,516	—	8,489	(154)	32,617	—	(1,690,434)	(12,275)	(96,026)	(14)	(9,171)	1,170	344,718
Transfer to other account		—	—	—	—	—	—	—	—	—	42	(2,134)	1,410	(682)
Non-controlling interests		3,586	—	—	(1,796)	—	—	—	—	(860)	—	—	—	930

Ending balance	~~W~~	(6,786,650)	—	(8,135)	(112,283)	(96,388)	—	5,039,081	34,045	(91,993)	9	116,719	(5,155)	(1,910,750)

	2023
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(6,786,650)	(8,135)	(112,283)	(96,388)	5,039,081	34,045	(91,993)	9	116,719	(5,155)	(1,910,750)
Change due to fair value		3,862,277	9,738	—	—	(2,961,019)	(28,283)	—	—	1,459	4,011	888,183
Reclassification:
Change due to impairment or disposal		465,343	—	—	—	—	—	—	—	4,199	5,077	474,619
Effect of hedge accounting		—	—	—	(69,484)	—	—	—	—	—	—	(69,484)
Hedging		(28,044)	—	(3,903)	152,927	—	—	—	—	—	—	120,980
Effects from changes in foreign exchange rate		—	—	2,316	—	—	—	—	—	2,862	—	5,178
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(272,792)	—	—	—	(272,792)
Deferred income taxes		(1,137,032)	(2,582)	(4,658)	(22,163)	788,561	7,511	71,935	—	(3,402)	(465)	(302,295)
Transfer to other account		—	—	—	—	—	—	—	—	3,055	(7,352)	(4,297)
Non-controlling interests		(4,328)	—	11	—	—	—	522	—	—	—	(3,795)

Ending balance	~~W~~	(3,628,434)	(979)	(118,517)	(35,108)	2,866,623	13,273	(292,328)	9	124,892	(3,884)	(1,074,453)

	2024
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure - ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(3,628,434)	(979)	(118,517)	(35,108)	2,866,623	13,273	(292,328)	9	124,892	(3,884)	(1,074,453)
Change due to fair value		1,465,249	16,732	—	—	(3,171,476)	(2,077)	—	—	55,179	(8,616)	(1,645,009)
Reclassification:
Change due to impairment or disposal		119,594	—	(593)	—	—	—	—	—	—	—	119,001
Effect of hedge accounting		—	—	—	(582,424)	—	—	—	—	—	—	(582,424)
Hedging		(30,371)	—	(221,221)	634,645	—	—	—	—	—	—	383,053
Effects from changes in foreign exchange rate		—	(7,668)	624,565	—	—	—	—	—	13,017	—	629,914
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(83,937)	—	—	—	(83,937)
Deferred income taxes		(407,849)	(2,393)	13,431	(13,707)	837,241	554	21,794	—	(17,609)	2,275	433,737
Transfer to other account		—	—	—	—	—	—	—	—	(7,329)	4,656	(2,673)
Non-controlling interests		(857)	—	(1,176)	—	—	—	384	—	—	—	(1,649)

Ending balance	~~W~~	(2,482,668)	5,692	296,489	3,406	532,388	11,750	(354,087)	9	168,150	(5,569)	(1,824,440)

(f)	Appropriation of retained earnings
The appropriation of retained earnings for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Date of appropriation:	March 26, 2024		March 26, 2025
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,033,475	4,672,650
Retirement of treasury stock		(486,999)	(450,402)
Dividend to hybrid bonds		(189,672)	(176,945)
Interim dividends		(817,122)	(820,287)
Net income		1,671,011	1,619,867

		5,210,693	4,844,883

Transfer from voluntary reserves
Loan loss reserve reversal amount		422	194

		5,211,115	4,845,077

Appropriation of retained earnings:
Legal reserve		167,101	104,180
Dividends on common stocks paid		268,697	267,755
Loss on repayments of hybrid bonds		102,667	524

		538,465	372,459

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	4,672,650	4,472,618

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Financial Group.

(g)	Regulatory reserve for loan losses
In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.
i) Changes in regulatory reserve for loan losses including
non-controlling
interests as of December 31, 2023 and 2024 are as follows:

	2023		2024
Beginning balance	~~W~~	3,609,851	3,456,487
Expected reversal of regulatory reserve for loan losses		(153,364)	512,852

Ending balance	~~W~~	3,456,487	3,969,339

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,368,035	4,450,177
Provision for regulatory reserve for loan losses		151,357	(512,278)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	4,519,392	3,937,899

Basic and diluted earnings per share adjusted for regulatory reserve in won (*)		8,361	7,779

(*)	Dividends for hybrid bonds are deducted.